GPS FUNDS II

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2011

The date of this Supplement is July 3, 2012

           The following is added under the heading “Financial Statements” on page 70 of the statement of additional information (“SAI”):

The Annual Report for the Funds for the fiscal period ended March 31, 2012 and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI.

Please retain this Supplement with your Statement of Additional Information for future reference.

Consent of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
GPS II Funds:

We consent to the use of our report incorporated by reference herein and to the reference to our Firm under the heading “Independent Registered Public Accounting Firm” in the Statement of Additional Information dated July 31, 2011.

July 3, 2012

/s/KPMG LLP